PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Property And Equipment Tables
Property, Plant and Equipment

	March 31, 2018	December 31, 2017
Processing and rail facility	$2,914,422	$2,914,422
Underground equipment	8,887,045	8,887,045
Surface equipment	4,439,263	3,957,603
Land	178,683	178,683
Less: Accumulated depreciation	(5,300,140)	(4,820,569)

Total Property and Equipment, Net	$11,119,273	$11,117,184

	2017	2016
Processing and rail facility	$2,914,422	$2,914,422
Underground equipment	8,887,045	7,500,512
Surface equipment	3,957,603	3,751,054
Land	178,683	178,683
Less: Accumulated depreciation	(4,820,569)	(2,262,855)

Total Property and Equipment, Net	$11,117,184	$12,081,816

Property, Plant and Equipment, Estimated Useful Lives
Processing and Rail Facilities	20 years
Surface Equipment	7 years
Underground Equipment	5 years

Processing and Rail Facilities	20 years
Surface Equipment	7 years
Underground Equipment	5 years